Pensions and other post-employment benefits - Movement In Benefit Liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
At 1 January	£ (103)	£ (763)	£ (1,356)
Exchange adjustments	11	14	44
Service cost	(92)	(97)	(96)
Past service cost	(3)	(18)	(3)
Interest income/(cost)	4	(25)	(45)
Settlements and curtailments	0	2	6
Remeasurements:
Return on plan assets, excluding amounts included in interest	98	(547)	380
Gain/(loss) from change in demographic assumptions	(62)	90	135
Gain/(loss) from change in financial assumptions	211	890	(137)
Experience gain/(loss)	(99)	23	(267)
Employer contributions	283	351	606
Transfer to assets held for sale/distribution	0	0	0
Expenses	(19)	(23)	(30)
At 31 December	£ 229	£ (103)	£ (763)